OPERATING EXPENSES - Depreciation & Amortization (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
Depreciation of PP&E	$ (998,031)	$ (1,185,795)	$ (1,348,046)
Amortization of intangible assets	(116,261)	(191,432)	(194,278)
Amortization of Rights of use assets	(198,158)	(156,150)	(147,487)
Impairment of Fixed Assets	1,106	(683)	(1,669,121)
Depreciation, amortization and impairment of fixed assets	$ (1,311,344)	$ (1,534,060)	(3,358,932)
Impairment of goodwill			(1,653,965)
CGU of Argentina
OPERATING EXPENSES
Impairment of goodwill			$ (1,653,965)